Summary of Condensed Combined and Consolidated Balance Sheet Related to Debtor-In-Possession (Detail) - BRL (R$) R$ in Thousands		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Current assets
Cash and cash equivalents		R$ 4,385,329	R$ 6,862,684
Short-term investments		201,975	21,447
Trade accounts receivable		6,516,555	7,367,442
Inventories		317,503	253,624
Recoverable taxes		621,246	1,123,510
Judicial Deposits		1,715,934	1,023,348
Pension plan assets		4,880	1,080
Other assets		1,079,670	780,627
Total current assets		21,313,484	23,497,727
Non-current assets
Long-term investments		36,987	114,839
Other taxes		715,976	627,558
Judicial Deposits		7,018,786	8,289,762
Investments		117,840	136,510	R$ 135,652
Property, plant and equipment, net		28,468,798	27,083,454	R$ 26,079,832
Intangible assets		8,025,442	9,254,839
Pension plan assets		753,827	1,699,392
Other assets		773,411	282,687
Total non-current assets		45,934,117	47,489,041
Total assets		67,247,601	70,986,768
Current liabilities
Trade payables		5,225,862	5,170,970
Loans and financing		672,894	54,251
Payroll, related taxes and benefits		906,655	924,560
Current income taxes payable		27,026	567,129
Tax financing program		142,036	278,277
Provision for contingencies		680,542
Dividends and interest on capital		6,168	6,222
Licenses and concessions payable		85,619	20,306
Other payables		629,939	469,214
Total current liabilities		10,240,070	9,830,504
Non-current liabilities
Loans and financing		15,777,012
Trade payables		3,593,008
Other taxes		628,716	867,664
Deferred taxes			497,375
Tax financing program		411,170	610,500
Provision for contingencies		4,358,178	1,368,435
Liability for pensions benefits		579,122	72,374
Licenses and concessions payable			604
Unearned Revenue		1,916,570	1,772,828
Advance from Customer		142,134	67,143
Other payables		631,622	583,186
Total non-current liabilities		27,808,035	5,701,097
Total liabilities subject to compromise	[1]	0	65,139,228
Total liabilities		38,048,105	80,670,829
Shareholders' equity (deficit)
Total Share Capital		32,038,471	21,438,374
Share Issued cost		(444,943)	(444,943)
Treasury Share		(2,803,250)	(5,531,092)
Other Comprehensive Income		(1,817,634)	(1,175,521)
Accumulated losses		(14,069,804)	(42,026,880)
Shareholders' equity (deficit) attributable to the Company and subsidiaries		28,956,006	(9,977,517)
Total liabilities and shareholders' equity		67,247,601	70,986,768
Debtor-in-Possession Financial Information
Current assets
Cash and cash equivalents		4,233,558	6,690,900
Short-term investments		201,975	14,605
Trade accounts receivable		7,224,720	6,590,543
Inventories		177,973	137,575
Related parts		431,276	949,851
Recoverable taxes		1,304,991	1,818,242
Judicial Deposits		1,700,428	1,000,519
Pension plan assets		4,824	1,072
Dividends and interest on capital		14,512	529,934
Other assets		1,845,235	1,546,295
Total current assets		17,139,492	19,279,536
Non-current assets
Long-term investments		36,987	114,839
Pension plan assets		23,050
Other taxes		714,653	626,057
Judicial Deposits		6,837,701	8,110,179
Investments		4,335,863	5,852,604
Property, plant and equipment, net		27,965,455	26,561,160
Intangible assets		7,978,956	9,185,107
Pension plan assets		753,827	1,598,792
Other assets		772,363	372,142
Total non-current assets		49,418,855	52,420,878
Total assets		66,558,347	71,700,415
Current liabilities
Trade payables		6,108,115	6,697,217
Loans and financing		672,894	530,051
Payroll, related taxes and benefits		504,152	575,673
Current income taxes payable		925,590	1,334,859
Tax financing program		141,897	271,503
Provision for contingencies		677,229
Dividends and interest on capital		6,168	6,222
Licenses and concessions payable		85,619	20,306
Other payables		956,770	1,146,780
Total current liabilities		10,078,434	10,582,610
Non-current liabilities
Related parts		227,764	1,116,169
Loans and financing		15,785,558
Trade payables		3,736,117
Other taxes		623,917	867,657
Deferred taxes			497,375
Tax financing program		410,500	599,047
Provision for contingencies		3,857,871	617,103
Liability for pensions benefits		579,122	10,433
Licenses and concessions payable			604
Unearned Revenue		1,531,464	1,596,462
Advance from Customer		9,097	9,964
Other payables		766,730	641,253
Total non-current liabilities		27,528,140	5,956,067
Total liabilities not subject to compromise		37,606,574	16,538,677
Total liabilities subject to compromise			65,139,227
Total liabilities		37,606,574	81,677,904
Shareholders' equity (deficit)
Total Share Capital		32,038,471	21,438,374
Share Issued cost		(377,429)	(377,429)
Capital Reserve		11,532,995	13,242,374
Treasury Share		(2,803,250)	(5,531,092)
Other Comprehensive Income		(207,886)	(241,780)
Accumulated losses		(11,231,129)	(38,507,937)
Shareholders' equity (deficit) attributable to the Company and subsidiaries		28,951,773	(9,977,489)
Total liabilities and shareholders' equity		R$ 66,558,347	R$ 71,700,415

[1]	The total amount of prepetition liabilities subjected to compromise differs from the R$63,960,008 amount of the Creditors List prepared by the Company and filed on May 29, 2017. Per ASC 852, prepetition liabilities subject to compromise included the best estimate, as per the criteria set forth in ASC 450, of contingencies/claims subject to compromise and that in accordance with the Brazilian Law were not included in the Creditor's List.